Common Stock (Details) - Schedule of common stock, on an as-converted basis for issuance - Blade Therapeutics, Inc. [Member] - shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Common Stock (Details) - Schedule of common stock, on an as-converted basis for issuance [Line Items]
Convertible preferred stock		83,044,690	83,044,690
Common stock options issued and outstanding under the Stock Option Plan		21,552,842	17,468,983
Convertible Notes		49,776,337	30,830,292
Remaining shares available for issuance under the Stock Option Plan		3,120,537	5,151,841
Warrants outstanding	[1]	5,790,354	2,746,131
Total outstanding common stock and options and remaining shares available		163,284,760	139,241,937

[1]	At December 31, 2020 and 2021, the number of shares exercisable under the warrants issued in connection with the 2020 and 2021 Convertible Notes was subject to adjustment pending certain contingent events; however, the number of shares exercisable are assumed to be 50% of the Excess Amount funded by the holder for the 2020 warrants (150% of the Excess Amount for the 2021 warrants) divided by $1.141.